Expense Example - A C I Shares - JPMorgan Hedged Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	606	779	966	1,508	235	421	729	1,467	59	186	324	726